Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd - TMS Offshore Services Ltd (Details)	10 Months Ended	11 Months Ended	12 Months Ended				16 Months Ended		36 Months Ended
	Oct. 21, 2015	Nov. 24, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jan. 01, 2015	Jan. 01, 2012
General and administrative expenses			$ 104,912,000		$ 193,686,000	$ 184,722,000
Management Agreement
Management agreement term			5 years	5 years
Contract termination or Change of Control
Management fee extra period			3 months	3 months
General and administrative expenses			$ 2,609,000
Minimum | Change of control
Termination payment period of fees			36 months	36 months
Maximum | Change of control
Termination payment period of fees			48 months	48 months
TMS Bulkers Ltd.
Management fixed fee per vessel per day			$ 1,738	€ 1,591			$ 1,639	€ 1,500	$ 1,688	€ 1,545
Annual management fee adjustment applied											3.00%	3.00%
Construction supervisory fee			10.00%	10.00%
Extra superintendents fee per day			$ 546	€ 500
TMS Bulkers Ltd. | Minimum
Annual management fee adjustment							3.00%	3.00%
TMS Bulkers Ltd. | Maximum
Annual management fee adjustment							5.00%	5.00%
TMS Tankers Ltd.
Management fixed fee per vessel per day			$ 1,972	€ 1,804			$ 1,857	€ 1,700	$ 1,913	€ 1,751
Annual management fee adjustment applied											3.00%	3.00%
Construction supervisory fee			10.00%	10.00%
Commissions on charter hire agreements			1.25%	1.25%
Commission on purchase or sale price of vessels			1.00%	1.00%
TMS Tankers Ltd. | Minimum
Annual management fee adjustment							3.00%	3.00%
TMS Tankers Ltd. | Maximum
Annual management fee adjustment							5.00%	5.00%
TMS Offshore Services Ltd. | Nautilus Offshore Services Inc.
Percentage of outstanding share capital acquired	97.44%	2.56%
TMS Offshore Services Ltd. | Offshore Supply Vessels
Number of vessels acquired			6	6